Financial investments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Investments
Schedule of financial investments

	December 31, 2025	December 31, 2024
Banco BV	169	298
Banco Bradesco	1,118,026	1,442,159
Banco Santander S/A	3,699,510	1,194,678
Banco BTG Pactual S/A	2,132,826	226,819
Banco do Brasil S/A	97,709	7,020
Brazilian Federal Savings Bank	30,206	828,720
XP Investimentos	215,002	-
Banco Citibank	414,297	-
Total	7,707,745	3,699,694